OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - Operating income (loss) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	£ 1,059	£ 1,120	£ 1,247
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 33)	(116)	145	196
Liability management	(39)	(216)	(101)
Intercompany recharges and other	1,095	1,001	1,350
Total other operating income	£ 1,999	£ 2,050	£ 2,692